Related Party Transactions (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 0.3	$ 0.4	$ 0.5
Sales to related party	4.9	4.2	4.5
Charges for Services Provided	25.7	39.0	38.7
Net payable to the Service Company	(4.8)	(3.9)
Premiums paid for Insurance Services provided by MVIC	2.7	3.1	3.4
Due to Affiliate	0.5	(4.8)
AES Ohio Generation [Member]
Related Party Transaction [Line Items]
Charges for Services Provided	0.0	5.4	8.7
Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Net payable to the Service Company				$ (7.5)
Income Taxes Paid, Net [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	14.6	28.1	0.0
Charges for health, welfare and benefit plans [Member] | Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	8.7	14.3	9.4
Consulting Services [Member] | Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2.0	0.0	0.0
Charges for affiliates for non-power goods or services [Member] | Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 7.1	$ 3.7	$ 5.7